REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2021
REVENUE RECOGNITION
REVENUE RECOGNITION

NOTE 3. REVENUE RECOGNITION

Disaggregation of Revenue

The Company views its segment results to be the best view of disaggregated revenue. Refer to Note 4 – Segments.

Remaining Performance Obligations

The remaining performance obligation (“RPO”) represents the aggregate amount of contractual deliverables yet to be recognized as revenue at the end of the reporting period. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed. The customer is not considered committed when it is able to terminate for convenience without payment of a substantive penalty. The RPO also includes estimates of variable consideration. Additionally, as a practical expedient, the Company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.

At December 31, 2021, the aggregate amount of RPO related to customer contracts that are unsatisfied or partially unsatisfied was $49.7 billion. Approximately 54 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 37 percent in subsequent years three through five, and the balance thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2021, revenue was reduced by $16 million for performance obligations satisfied (or partially satisfied) in previous periods, mainly due to changes in estimates on contracts with cost-to-cost measures of progress.

Contract Balances

The following table provides information about accounts receivable, contract assets and deferred income balances:

	December 31,
(Dollars in millions)	2021	2020
Accounts receivable (net of allowances of $44 in 2021 and $91 in 2020)	$2,279	$1,444
Contract assets *	62	72
Deferred income (current)	872	854
Deferred income (noncurrent)	475	543

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the year ended December 31, 2021, that was included within the deferred income balance at December 31, 2020, was $877 million.

The following table provides roll-forwards of the accounts receivable allowance for expected credit losses for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Beginning balance	$91	$82	$111
Additions (releases)	(23)	25	51
Write-offs	(5)	(7)	(78)
Other *	(19)	(9)	(3)
Ending balance	$44	$91	$82

* Primarily represents translation adjustments and reclassifications.

The decrease in the accounts receivable allowance during 2021 was primarily due to collections from certain clients that we previously reserved for. The contract assets allowance for expected credit losses was not material in any of the periods presented.

Deferred Costs

Costs to acquire and fulfill customer contracts are deferred and amortized over the contract period or expected customer relationship life. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. For contracts with an estimated amortization period of less than one year, we elected the practical expedient to expense incremental costs immediately.

The following table provides amounts of capitalized costs to acquire and fulfill customer contracts at December 31, 2021 and 2020:

	December 31,
(Dollars in millions)	2021	2020
Deferred transition costs	$1,012	$1,369
Prepaid software costs	658	679
Capitalized costs to fulfill contracts	235	328
Capitalized costs to obtain contracts	282	269
Total deferred costs *	$2,185	$2,646

* Of the total deferred costs, $920 million was current and $1,265 million was noncurrent at December 31, 2021, and $1,205 million was current and $1,441 million was noncurrent at December 31, 2020.

The amount of total deferred costs amortized during the year ended December 31, 2021 was $1.8 billion, composed of $403 million of amortization of deferred transition costs, $874 million of amortization of prepaid software and $563 million of amortization of capitalized contract costs. Total deferred costs amortized during the year ended December 31, 2020 was $2.1 billion, composed of $478 million of amortization of deferred transition costs, $901 million of amortization of prepaid software and $683 million of amortization of capitalized contract costs. There were no material impairment losses incurred in both years. Refer to Note 1 – Significant Accounting Policies for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.